Statements of Cash Flows	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Statements of Cash Flows
38.     Statements of Cash Flows

(1)	Adjustments for income and expenses from operating activities for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021	2020
Interest income	￦	(58,472)	(43,850)	(50,357)
Dividends		(2,552)	(14,132)	(1,170)
Gain on foreign currency translations		(2,095)	(10,753)	(8,928)
Gain on sale of accounts receivable — other		(1,043)	(27,725)	(22,605)
Gain (loss) relating to investments in associates and joint ventures, net		81,707	(1,948,447)	(1,028,403)
Gain on disposal of property and equipment and intangible assets		(15,985)	(40,109)	(35,644)
Gain on business transfer		—	(82,248)	(12,455)
Gain relating to financial instruments at FVTPL		(94,393)	(91,244)	(145,016)
Other income		(6,515)	(10,369)	(4,220)
Interest expense		328,307	342,342	399,176
Loss on foreign currency translations		3,814	8,005	12,730
Loss on sale of accounts receivables-other		61,841	—	—
Loss on disposal of long-term investment securities		—	—	98
Income tax expense		288,321	651,948	376,502
Expense related to defined benefit plan		134,509	190,462	198,794
Share option		84,463	91,646	4,313
Bonus paid by treasury shares		25,425	29,643	—
Depreciation and amortization		3,755,312	4,114,394	4,169,996
Bad debt for accounts receivables — trade		27,053	31,546	48,625
Loss on disposal of property and equipment and intangible assets		20,465	47,369	41,598
Impairment loss on property and equipment and intangible assets		17,027	3,135	208,833
Bad debt for accounts receivable — other		3,011	6,001	10,559
Loss relating to financial instruments at FVTPL		41,597	76,142	27,082
Loss on disposal of investment assets		1,283	—	—
Other financial fees		—	142,015	44,734
Other expenses		26,358	8,008	22,412

	￦	4,719,438	3,473,779	4,256,654

(2)	Changes in assets and liabilities from operating activities for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021	2020
Accounts receivable — trade	￦	(60,546)	(95,374)	(33,410)
Accounts receivable — other		54,988	(152,038)	(50,003)
Advanced payments		(25,377)	(43,212)	(945)
Prepaid expenses		11,989	77,404	112,270
Inventories		39,633	(70,601)	(7,219)
Long-term accounts receivable — other		(74,729)	83,658	26,027
Contract assets		(13,400)	(11,582)	1,528
Guarantee deposits		6,245	8,125	26,122
Accounts payable — trade		(101,465)	12,312	3,023
Accounts payable — other		369,693	(109,476)	311,737
Withholdings		4,964	(55,925)	33,348
Contract liabilities		18,910	(2,158)	35,426
Deposits received		99	(3,737)	(1,028)
Accrued expenses		116,039	7,505	61,848
Provisions		(20)	(19,324)	(30,773)
Long-term provisions		(13,792)	(260)	(548)
Plan assets		(132,131)	(51,697)	(145,214)
Retirement benefit payment		(79,117)	(114,897)	(76,987)
Others		(3,877)	(27,418)	37,256

	￦	118,106	(568,695)	302,458

(3)	Significant non-cash transactions for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021	2020
Increase (decrease) in accounts payable — other relating to the acquisition of property and equipment and intangible assets	￦	(39,977)	1,063,800	(426,723)
Increase of right-of-use assets		720,932	672,723	736,157
Merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd.		—	—	1,072,487
Change in assets and liabilities by spin-off (Note 41)		—	14,379,397	—
Retirement of treasury shares		—	1,965,952	—
Disposal of treasury shares (Congratulatory bonus for spin-off)		—	114,373	—
Transfer from property and equipment to investment property		4,732	23,034	—

(4)	Reconciliation of liabilities arising from financing activities for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	2022
					Non-cash transactions
	January 1, 2022		Cash flows		Exchange rate changes(*)	Fair value changes	Business combinations	Other changes	December 31, 2022
Total liabilities from financing activities:
Short-term borrowings	￦	12,998		130,000	—	—	—	—	142,998
Long-term borrowings		394,187		398,529	—	—	—	397	793,113
Debentures		8,426,683		(189,878)	122,350	—	—	7,538	8,366,693
Lease liabilities		1,534,281		(401,054)	—	—	6,503	642,327	1,782,057
Long-term payables — other		2,009,833		(400,245)	—	—	—	28,753	1,638,341
Derivative financial liabilities		111		—	—	(111)	—	—	—
Derivative financial assets		(182,661)		768	—	(85,258)	—	—	(267,151)

	￦	12,195,432		(461,880)	122,350	(85,369)	6,503	679,015	12,456,051
Other cash flows from financing activities:
Payments of cash dividends			￦	(904,020)
Payments of interest on hybrid bonds				(14,766)
Cash inflow from transactions with the non-controlling shareholders				31,151
Cash outflow from transactions with the non-controlling shareholders				(367)

				(888,002)

			￦	(1,349,882)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.

(In millions of won)
	2021
					Non-cash transactions
	January 1, 2021		Cash flows		Exchange rate changes(*)	Fair value changes	Business combinations	Spin-off	Other changes	December 31, 2021
Total liabilities from financing activities:
Short-term borrowings	￦	109,998		(50,823)	—	—	1,825	(48,510)	508	12,998
Long-term borrowings		2,028,924		63,132	600	—	662	(1,703,300)	4,169	394,187
Debentures		8,579,743		(16,755)	145,584	—	—	(295,544)	13,655	8,426,683
Lease liabilities		1,436,777		(431,674)	—	—	497	(85,322)	614,003	1,534,281
Long-term payables — other		1,566,954		(426,267)	—	—	—	—	869,146	2,009,833
Derivative financial liabilities		54,176		332	—	(42,282)	—	(12,115)	—	111
Derivative financial assets		(65,136)		—	—	(117,525)	—	—	—	(182,661)
Financial liabilities at FVTPL		—		129,123	—	7,996	—	(137,119)	—	—

	￦	13,711,436		(732,932)	146,184	(151,811)	2,984	(2,281,910)	1,501,481	12,195,432
Other cash flows from financing activities:
Payments of cash dividends			￦	(1,028,520)
Payments of interest on hybrid bonds				(14,766)
Acquisition of treasury shares				(76,111)
Cash inflow from transactions with the non-controlling shareholders				444,124
Cash outflow from transactions with the non-controlling shareholders				(19,406)
Cash outflow from spin-off				(626,000)

				(1,320,679)

			￦	(2,053,611)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.